UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2009 to December 31, 2011

Date of Report (Date of earliest event reported): February 10, 2012

Commission File Number of securitizer: n/a

Central Index Key Number of securitizer: 0001534461

Ellen Coleman

(469) 645-3414

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

American Home Mortgage Servicing, Inc. (the “Securitizer”) acted as the sponsor for asset-backed securities which were issued by the following issuing entities and held by non-affiliates of the Securitizer during the Reporting Period:

AH Mortgage Advance Trust 2008-ADV1

AH Mortgage Advance Trust 2009-ADV1

AH Mortgage Advance Trust 2009-ADV2

AH Mortgage Advance Trust 2009-ADV3

AH Mortgage Advance Trust 2010-ADV1

AH Mortgage Advance Trust 2010-ADV2

AH Mortgage Servicer Advance Revolving Trust 1

AH Mortgage Servicer Advance Revolving Trust 2

There is no repurchase activity to report for any of the above listed issuing entities.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1.

The Securitizer is terminating its reporting obligations pursuant to Rule 15Ga-1(c)(3), with respect to AH Mortgage Advance Trust 2008-ADV1, AH Mortgage Advance Trust 2009-ADV1, AH Mortgage Advance Trust 2009-ADV2, AH Mortgage Advance Trust 2009-ADV3, AH Mortgage Advance Trust 2010-ADV1 and AH Mortgage Advance Trust 2010-ADV2. The respective dates of the last payment on the last asset-backed security outstanding issued by each such trust are set forth in the table below:

Issuing Entity	Date of last payment

AH Mortgage Advance Trust 2008-ADV1	June 9, 2009

AH Mortgage Advance Trust 2009-ADV1	October 9, 2009

AH Mortgage Advance Trust 2009-ADV2	August 12, 2010

AH Mortgage Advance Trust 2009-ADV3	November 9, 2010

AH Mortgage Advance Trust 2010-ADV1	September 1, 2011

AH Mortgage Advance Trust 2010-ADV2	May 10, 2011

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

AMERICAN HOME MORTGAGE SERVICING, INC. (Securitizer)

Date: February 10, 2012	By:	/S/ MARK S. ZEIDMAN
Mark S. Zeidman Executive Vice President and Chief Financial Officer